Inventories, net	12 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventories, net

9. Inventories, net

Inventories, net as of June 30, 2023 and 2024 represented finished goods, including completed fixtures and accessories.

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Finished goods	1,918,772	1,110,827	1,404,085
Provision for impairment	(97,727)	(24,128)	(30,497)
Total inventories, net	1,821,045	1,086,699	1,373,588

Movements of impairment provision were as follows:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year/period	11,206	97,727	123,527
Addition	86,521	-	-
Written off	-	(73,599)	(93,030)
Balance, end of the year/period	97,727	24,128	30,497